SHAREHOLDERS' EQUITY - Schedule of share options outstanding and exercisable to employees and directors (Details) - $ / shares			5 Months Ended	6 Months Ended
		Jun. 08, 2023	Jun. 08, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule Of Share Options Outstanding And Exercisable To Employees And Directors [Line Items]
Granted, Number of options			18,000
Granted, Weighted average exercise price	[1]	$ 5.89
Ordinary shares, shares issued	[2]			1,090,452		1,081,755
2008 Plan [Member]
Schedule Of Share Options Outstanding And Exercisable To Employees And Directors [Line Items]
Option outstanding at beginning, Number of options	[1]		15,388	15,388
Option outstanding at beginning, Weighted average exercise price	[1]		$ 2.4	$ 2.4
Option outstanding at beginning, Weighted average remaining contractual life				9 months	1 year 3 months
Granted, Number of options	[1]			0
Granted, Weighted average exercise price	[1]			$ 0
Exercised, Number of options	[1]			0
Exercised, Weighted average exercise price	[1]			$ 0
Forfeited, Number of options	[1]			0
Forfeited, Weighted average exercise price	[1]			$ 0
Option outstanding at ending, Number of options	[1]			15,388
Option outstanding at ending, Weighted average exercise price	[1]			$ 2.4
Options exercisable, Number of options	[1]			15,388
Options exercisable, Weighted average exercise price	[1]			$ 2.4
Options exercisable, Weighted average remaining contractual life				9 months
2019 Plan [Member]
Schedule Of Share Options Outstanding And Exercisable To Employees And Directors [Line Items]
Option outstanding at beginning, Number of options	[1]		133,994	133,994
Option outstanding at beginning, Weighted average exercise price	[1]		$ 14.4	$ 14.4
Option outstanding at beginning, Weighted average remaining contractual life				9 years 2 months 12 days	9 years 4 months 20 days
Granted, Number of options	[1]			54,000
Granted, Weighted average exercise price	[1]			$ 5.89
Exercised, Number of options	[1]			0
Exercised, Weighted average exercise price	[1]			$ 0
Forfeited, Number of options	[1]			0
Forfeited, Weighted average exercise price	[1]			$ 0
Option outstanding at ending, Number of options	[1]			187,994
Option outstanding at ending, Weighted average exercise price	[1]			$ 11.94
Options exercisable, Number of options	[1]			116,416
Options exercisable, Weighted average exercise price				$ 13.19
Options exercisable, Weighted average remaining contractual life				9 years 18 days
Employee Stock [Member] | 2019 Plan [Member]
Schedule Of Share Options Outstanding And Exercisable To Employees And Directors [Line Items]
Granted, Number of options			54,000

[1]	Figures were adjusted according to reverse share split (note 4d)
[2]	All share amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split (note 4d).